Common Stock (Details Narrative) - USD ($)						3 Months Ended		12 Months Ended
	Dec. 06, 2018	Aug. 27, 2018	Jul. 09, 2018	May 01, 2018	Feb. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Jul. 24, 2018	Apr. 16, 2018
Disclosure Common Stock Details Narrative Abstract
Common Stock, Shares Issued				9,474,500	8,230,000
Common Stock for the conversion of convertible debentures and accured interest					$ 644,413			$ 1,993,349
Common Stock, Shares Authorized						500,000,000		500,000,000	500,000,000	500,000,000	9,000,000,000
Common Shares issued upon conversion of Series A convertible notes	$ 200	$ 503	$ 2,672			$ 200		$ 3,175
Common stock Issued upon conversion of convertible notes, Shares	2,000,000	5,025,000	26,720,000			2,000,000		31,745,000
Common stock issued for financing cost	$ 187,245					$ 187,245
Common stock issued for financing cost, Shares	51,725